Document And Entity Information	Nov. 16, 2020
Document Information Line Items
Entity Registrant Name	Ondas Holdings Inc
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001646188
Document Period End Date	Nov. 16, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56004
Entity Tax Identification Number	47-2615102
Entity Address, Address Line One	165 Gibraltar Court
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(888)
Local Phone Number	350-9994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false